Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 89,942	$ 63,046
Other current receivables	157,594	179,964
Cash and cash equivalents	734,221	1,363,128	$ 1,573,421	$ 322,429
Other receivables, noncurrent	21,204	31,225
Derivative financial assets	472	8,010
Interest rate swap - held as cash flow hedge - current	644	0
Interest rate swap - held as cash flow hedge - non-current	1,165	0
Total non-current and current derivative financial liabilities	23,206	21,118
Put and call option liabilities - non-current	169,218	836,609
Put and call option liabilities - current	26,029	8,321
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Foreign currency derivatives - held at FVTPL	472	410
Foreign currency derivatives - held as cash flow hedges	0	7,600
Foreign currency derivatives - held as cash flow hedges	21,293	21,083
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Foreign currency derivatives - held at FVTPL	104	35
Financial assets at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Trade receivables	89,942	63,046
Other current receivables	157,594	179,964
Cash and cash equivalents	734,221	1,363,128
Other receivables, noncurrent	21,204	31,225
Total financial assets	1,002,961	1,637,363
Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities - non-current	169,218	836,609
Put and call option liabilities - current	26,029	8,321
Total Put and call option liabilities	$ 195,247	$ 844,930